Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31, 2021	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,100,165	$20.50
Vested and issued[1]	(410,575)	—
Forfeited	(73,239)	$20.50
Share grants outstanding - ending	2,616,351	$20.50
1    In 2021, Hydro One Limited issued from treasury 410,575 common shares to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2020	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,611,178	$20.50
Vested and issued[1]	(434,653)	—
Forfeited	(76,360)	$20.50
Share grants outstanding - ending	3,100,165	$20.50
1    In 2020, Hydro One Limited issued from treasury 434,653 common shares to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.
A summary of stock options activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2020	403,550	$20.66
Exercised[1]	(294,840)	$20.66
Stock options outstanding - December 31, 2020	108,710	$20.66

Exercised[1]	(108,710)	$20.66
Stock options outstanding - December 31, 2021	—	—
[1] Stock options exercised in 2021 had an aggregate intrinsic value of $1 million (2020 - $2 million).

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of DSUs)	2021	2020
DSUs outstanding - beginning	65,240	52,620
Granted	20,888	22,481
Settled	(5,315)	(9,861)
DSUs outstanding - ending	80,813	65,240
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of DSUs)	2021	2020
DSUs outstanding - beginning	61,880	52,186
Granted	28,360	22,132
Paid	—	(12,438)
DSUs outstanding - ending	90,240	61,880

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2021 and 2020 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2021	2020	2021	2020
Units outstanding - beginning	106,070	162,344	133,620	200,883
Vested and issued	(106,070)	(49,477)	(98,860)	(3,728)
Forfeited	—	(6,797)	—	(7,125)
Settled	—	—	(34,760)	(56,410)
Units outstanding - ending	—	106,070	—	133,620

Summary of RSU Awards Activity
A summary of RSU awards activity under the Society RSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of RSUs)	2021	2020
RSUs outstanding - beginning	—	—
Granted	68,005	—
RSUs outstanding - ending	68,005	—